RULE 497 FILING

On behalf of each series of Goldman Sachs ETF Trust listed in Exhibit A (the “Funds”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on April 3, 2020 (Accession No. 0001193125-20-098197), which is incorporated by reference into this Rule 497 Filing.

EXHIBIT A

Goldman Sachs Access High Yield Corporate Bond ETF

Goldman Sachs Access Inflation Protected USD Bond ETF

Goldman Sachs Access Investment Grade Corporate Bond ETF

Goldman Sachs Access Treasury 0-1 Year ETF

Goldman Sachs Access Emerging Markets Local Currency Bond ETF

Goldman Sachs Access Emerging Markets USD Bond ETF

Goldman Sachs Access Ultra Short Bond ETF

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

Goldman Sachs Hedge Industry VIP ETF

Goldman Sachs JUST U.S. Large Cap Equity ETF

Goldman Sachs Motif Data-Driven World ETF

Goldman Sachs Motif Finance Reimagined ETF

Goldman Sachs Motif Human Evolution ETF

Goldman Sachs Motif Manufacturing Revolution ETF

Goldman Sachs Motif New Age Consumer ETF